Off-balance Sheet Commitments - Schedule of Off-balance Sheet Commitments (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of contingent liabilities [line items]
Total commitments	$ 2,271	$ 2,812
IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	2,271	2,812
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	1,081	1,081
Less than One Year [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,081	1,081
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	1,190	1,731
1-3 years [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,190	1,731
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
3-5 years [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
More than Five Years [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 0	$ 0